Additional Information to the Items of Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2022
Additional Information to the Items of Profit or Loss [Abstract]
Schedule of information to the items of profit or loss
	Six months ended June 30,		Year Ended December 31,
	2022	2021	2021
	Unaudited		Audited
	USD in thousands
a. Research and development expenses:

Wages and related expenses	$243	$183	$357
Share-based payment	224	17	27
Clinical studies	106	49	172
Regulatory, professional and other expenses	373	322	934
Research and preclinical studies	410	142	165
Chemistry and formulations	118	249	335

	1,474	962	1,990

b. General and administrative expenses:

Wages and related expenses	245	99	256
Share-based payment	431	7	16
Professional and directors’ fees	1,292	884	2,417
Business development expenses	2	-	5
Office maintenance, rent and other expenses	63	55	135
Investor relations and business expenses	1,193	562	784
Regulatory expenses	113	58	165

	$3,339	$1,665	3,778